Chrysler Financial Services Americas LLC	Distribution Date: 15-Dec-09
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 1 of 2

Payment Determination Statement Number	5
Distribution Date	15-Dec-09
Record Date	14-Dec-09

Dates Covered	From and Including	To and Including
Collections Period	01-Nov-09	30-Nov-09
Accrual Period	16-Nov-09	14-Dec-09
30/360 Days	30
Actual/360 Days	29

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	74,973	$1,430,544,649.90
Collections of Installment Principal		36,216,311.88
Collections Attributable to Full Payoffs		8,312,634.18
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		460,718.36

Pool Balance — End of Period(EOP)	74,401	$1,385,554,985.48

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,641,086,430.26
Pool Factor (Pool Balance as a % of Initial Pool Balance)	84.43%

Ending Overcollateralization(O/C) Amount	$371,120,151.97
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	136.584%
Ending Reserve Account Balance	$11,213,746.54

Cumulative Net Losses	$378,655.69	Trigger	Compliance?
Net Credit Loss Ratio (3 mos weighted avg.)	0.100%	5.00%	Yes
Cumulative Recovery Ratio	55.285%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$2,181,714.01	0.157%	99
61-90 Days Delinquent	446,644.38	0.032%	16
91-120 Days Delinquent	0.00	0.000%	0
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	763,778.59	0.055%	29

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$1,210,422.97
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.06673%

	Current Month	Prior Month
Weighted Average A.P.R.	1.707%	1.698%
Weighted Average Remaining Term (months)	40.74	41.69
Weighted Average Seasoning (months)	8.31	7.31

Chrysler Financial Services Americas LLC	Distribution Date: 15-Dec-09
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 2 of 2

Cash Sources
Collections of Installment Principal	$36,216,311.88
Collections Attributable to Full Payoffs	8,312,634.18
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	226,039.70
Collections of Interest	2,026,151.45
Investment Earnings	12,406.02
Reserve Account Draw	0.00

Total Sources	$46,793,543.23

Cash Uses
Servicer Fee	$1,192,120.54
Backup Servicer Fee	$11,921.21
A Note Interest	2,071,123.57
Priority Principal Distribution Amount	0.00
Reserve Fund	0.00
Required Principal Distribution Amount	43,518,377.91
Transition Cost to Backup Servicer	0.00
Distribution to Class B Noteholders	0.00

Total Cash Uses	$46,793,543.23

Administrative Payment
Total Principal and Interest Sources	$46,793,543.23
Investment Earnings in Trust Account	(12,406.02)
Daily Collections Remitted	(46,789,697.77)
Cash Reserve in Trust Account	0.00
Servicer Fee (withheld)	(1,192,120.54)
Distribution to Class B Noteholders	0.00

Payment Due to/(from) Trust Account	($1,200,681.10)

O/C Release (Prospectus pg S38-S39)
Pool Balance	$1,385,554,985.48
Yield Supplement O/C Amount	(115,290,513.15)

Adjusted Pool Balance	$1,270,264,472.33

Total Securities	$1,014,434,833.51

Adjusted O/C Amount	$255,829,638.82

Target Overcollateralization Amount	$196,890,993.21

O/C Release Period?	No

O/C Release	$0.00

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 412,000,000.00 @ 1.0115%	206,553,211.42	163,034,833.51	43,518,377.91	105.6271308	168,303.57	0.4085038
Class A-2 121,200,000.00 @ 1.85%	121,200,000.00	121,200,000.00	0.00	0.0000000	186,850.00	1.5416667
Class A-3 730,200,000.00 @ 2.82%	730,200,000.00	730,200,000.00	0.00	0.0000000	1,715,970.00	2.3500000

Total Notes	$1,057,953,211.42	$1,014,434,833.51	$43,518,377.91		$2,071,123.57

*	Class A-1 Interest is computed on an Actual/360 basis while class A-2 interest and Class A-3 interest are calculated on a 30/360 basis. Actual days in current period 29